METROPOLITAN WEST FUNDS

SUPPLEMENT DATED DECEMBER 30, 2019 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2019, AS SUPPLEMENTED (THE “SAI”)

For current and prospective investors in the Metropolitan West High Yield Bond Fund (the “Fund”):

Effective December 31, 2019, Tad Rivelle and Bryan Whalen will cease to be portfolio managers of the Fund, and Jerry Cudzil and Steven J. Purdy will be added to the portfolio management team of the Fund. Therefore, effective December 31, 2019, the disclosure relating to Jerry Cudzil under the heading “PORTFOLIO MANAGERS —Other Managed Accounts” on page 62 of the SAI is deleted in its entirety and replaced with the following:

Jerry Cudzil*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	10	$3,559	6	$2,330
Other Accounts:	10	$4,232	0	$0

*	Information for Mr. Cudzil is provided as of November 30, 2019.

In addition, effective December 31, 2019, the disclosure relating to Steven J. Purdy under the heading “PORTFOLIO MANAGERS —Other Managed Accounts” on page 60 of the SAI is added as follows:

Steven J. Purdy*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	9	$3,494	6	$2,330
Other Accounts:	8	$3,976	0	$0

*	Information for Mr. Purdy is provided as of November 30, 2019.

In addition, effective December 31, 2019, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGERS – Ownership of Securities” on page 63 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
High Yield Bond Fund
Stephen M. Kane	$500,001 - $1,000,000
Laird R. Landmann	Over $1,000,000
Jerry Cudzil*	None
Steven J. Purdy*	None

*	Information for Messrs. Cudzil and Purdy is provided as of November 30, 2019.

Please retain this Supplement with your SAI for future reference.